Basic Earnings Per Share Computations (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income available to common share-holders- Basic	$ 396,305	¥ 32,497,000	¥ 29,905,000	¥ 22,258,000
Weighted average common shares outstanding- Basic	137,244,683	137,244,683	137,759,272	137,762,051
Earnings per share: Basic	$ 2.89	¥ 236.80	¥ 217.10	¥ 161.60